Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,008,596	¥ 856,439
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 533,308	¥ 589,411